PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Electric Utilities 57.0%
Adani Energy Solutions Ltd. (India)*	4,230,224	$50,811,194
American Electric Power Co., Inc.	1,098,747	110,182,349
Constellation Energy Corp.	1,017,724	200,186,311
Edison International	886,739	77,172,895
Entergy Corp.	852,452	102,882,432
Evergy, Inc.	1,424,028	84,217,016
Exelon Corp.	1,225,294	46,671,448
FirstEnergy Corp.	1,708,477	75,036,310
NextEra Energy, Inc.	5,589,315	449,995,751
PG&E Corp.	10,807,190	212,901,643
Power Grid Corp. of India Ltd. (India)	8,916,908	35,914,998
PPL Corp.	4,279,445	136,557,090
Southern Co. (The)	1,519,355	131,272,272
Xcel Energy, Inc.	1,477,690	90,478,959
		1,804,280,668
Gas Utilities 0.8%
Chesapeake Utilities Corp.	205,605	24,347,744
Independent Power Producers & Energy Traders 8.1%
RWE AG (Germany)	449,762	16,224,018
Talen Energy Corp.*	528,381	79,051,081
Vistra Corp.	1,891,120	161,558,382
		256,833,481
Multi-Utilities 26.1%
Ameren Corp.	747,140	61,646,521
CenterPoint Energy, Inc.	4,456,708	121,668,128
CMS Energy Corp.	1,921,091	130,365,235
Dominion Energy, Inc.	1,278,605	71,474,020
DTE Energy Co.	768,786	96,113,626
NiSource, Inc.	3,989,450	131,891,217
Public Service Enterprise Group, Inc.	966,822	78,070,877
Sempra	1,660,411	136,452,576
		827,682,200

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Storage & Transportation 4.2%
Cheniere Energy, Inc.	386,590	$71,619,664
Targa Resources Corp.	422,679	62,091,545
		133,711,209
Renewable Electricity 2.9%
Drax Group PLC (United Kingdom)	7,591,739	63,656,055
Orsted A/S (Denmark), 144A*	467,253	27,002,770
		90,658,825

Total Long-Term Investments (cost $1,969,744,817)		3,137,514,127

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.562%) (cost $24,252,206)(wb)	24,252,206	24,252,206

TOTAL INVESTMENTS 99.8% (cost $1,993,997,023)		3,161,766,333
Other assets in excess of liabilities 0.2%		5,189,510

Net Assets 100.0%		$3,166,955,843

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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